Equity Method Investments	12 Months Ended
Dec. 31, 2013
Equity Method Investments
Equity Method Investments

NOTE 8. EQUITY METHOD INVESTMENTS

Investments in partnerships, joint ventures and less than majority-owned subsidiaries in which we have significant influence are accounted for under the equity method.

Our investments in equity affiliates primarily include our international equity investment, América Móvil, and our interest in YP Holdings. Investments in equity affiliates also include our investment in our mobile payment joint venture, marketed as ISIS.

YP Holdings We hold a 47% interest in YP Holdings, an online advertising company and directory publisher. During 2013, we received $200 from the repayment of advances to YP Holdings and $101 from the return of investment in YP Holdings.

América Móvil América Móvil is primarily a wireless provider in Mexico with telecommunications investments in the United States, Latin America and Europe. We are a member of a consortium that holds all of the class AA shares of América Móvil stock, representing voting control of the company. Another member of the consortium has the right to appoint a majority of the directors of América Móvil. During 2013, we sold a portion of our shares in América Móvil, to maintain our historical ownership percentage in conjunction with América Móvil's repurchase activity. At December 31, 2013, the fair value of our 8.7% investment in América Móvil, based on the equivalent value of América Móvil L shares, was $7,166.

Telmex Transaction During 2011, the Board of Directors of América Móvil approved and completed a tender offer for the remaining outstanding shares of Telmex that were not already owned by América Móvil. In conjunction with the tender of our shares, we have recorded our portion of América Móvil's resulting equity adjustments.

The following table is a reconciliation of our investments in equity affiliates as presented on our consolidated balance sheets:

	2013	2012
Beginning of year	$4,581	$3,718
Additional investments	111	405
Equity in net income of affiliates	642	752
Dividends and Distributions received	(318)	(137)
Currency translation adjustments	61	95
Sale of América Móvil shares	(781)	-
Return of advances to and investments in YP Holdings	(301)	-
América Móvil equity adjustments	(124)	(260)
Other adjustments	(11)	8
End of year	$3,860	$4,581

Undistributed earnings from equity affiliates were $6,699 and $6,375 at December 31, 2013 and 2012.